PROPOSED PUBLIC OFFERING (Details Narrative)	1 Months Ended
Aug. 12, 2022 $ / shares shares
Proposed Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale	6,000,000
Offering price per unit | $ / shares	$ 10.00
Units description	Each Unit will consist of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per share. Each whole Public Right will entitle the holder to receive one-twentieth (1/20) ordinary share upon consummation of initial business combination
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale	900,000